Average Annual Total Returns - Class ACRR6IS [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Morgan Stanley Capital International (MSCI) All Country World ex USA Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.53%	4.10%	4.80%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.17%	1.57%	3.72%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.32%	1.67%	3.22%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.80%	1.99%	3.95%
Performance Inception Date	Jun. 18, 2001
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.26%	2.40%	3.78%
Performance Inception Date	Jun. 18, 2001
INST Class | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.36%	3.50%	4.88%
Performance Inception Date	Aug. 26, 2008
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.36%	3.50%	4.86%
Performance Inception Date	Jul. 23, 1986